Events after the reporting period (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Basic earnings per share		$ 2.46	$ 1.59	$ 8.68
Diluted earnings per share		$ 2.36	$ 1.52	$ 8.30
Credit Suisse
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Provisional negative goodwill resulting from the acquisition	$ 27,300			$ 27,264